Entity Level Disclosures and Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of entity's operating segments [text block] [Abstract]
Schedule of revenues by geographical area
	Enterprise cybersecurity	Enterprise privacy	Consumer cybersecurity & privacy	Consolidated	Adjustment to net loss for year
	Year ended December 31, 2021
	U.S. dollar in thousands

Revenues	627	6,265	3,389	10,281

Adjusted operating loss	(4,218)	*(2,987)	(1,319)	-	(8,524)

Non-attributable corporate expenses					(2,331)
Share-based payments					(2,356)
Contingent consideration measurement					684
Impairment of goodwill and intangible assets					(700)
Depreciation and amortization					(1,785)
Operating loss					(15,012)
Financial expenses, net					942
Tax benefit					945
Net loss for the year					(13,125)

*	Including legal expenses related to Bright Data action, see also Note 11.

	Enterprise cybersecurity	Enterprise privacy	Consolidated	Adjustment to net loss for year
	Year ended December 31, 2020
	U.S. dollar in thousands

Revenues	1,047	3,839	4,886

Adjusted operating loss	(3,133)	*(835)	-	(3,968)

Non-attributable corporate expenses				(2,154)
Share-based payments				(742)
Contingent consideration measurement				(345)
Impairment of goodwill and intangible assets				(2,759)
Depreciation and amortization				(1,363)
Operating loss				(11,331)
Financial expenses, net				3,240
Taxes on income				246
Net loss for the year				(7,845)

*	Including legal expenses related to Bright Data action, see also Note 11.

	Enterprise cybersecurity	Enterprise privacy	Consolidated	Adjustment to net loss for year
	Year ended December 31, 2019
	U.S. dollar in thousands

Revenues	1,308	1,976	3,284

Adjusted operating loss	(4,066)	89	-	(3,977)

Non-attributable corporate expenses				(2,649)
Share-based payments				(612)
Contingent consideration measurement				(159)
Impairment of goodwill and intangible assets				(1,272)
Depreciation and amortization				(1,122)
Operating loss				(9,791)
Financial expenses, net				(3,184)
Taxes on income				(23)
Net loss for the year				(12,998)

Schedule of major customers
	Israel	U.S.	Hong-Kong	APAC	Other	Total
		U.S. dollar in thousands
Company’s revenues:
For the year 2021	822	3,618	1,365	553	3,923	10,281
For the year 2020	973	1,837	-	427	1,649	4,886
For the year 2019	1,071	1,418	-	169	626	3,284